Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of intangible assets
	Useful Life		Average remaining amortization		Gross balance		Accumulated Amortization		Net balance
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	5	4	163,511	180,695	(105,204)	(119,994)	58,307	60,701
Total					236,474	253,658	(144,757)	(159,547)	91,717	94,111

Schedule of changes in intangible assets
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2019	16,714	56,249	144,968	217,931
Acquisitions	—	—	20,928	20,928
Disposals/write-downs	—	—	(1,759)	(1,759)
Reclassification	—	—	(276)	(276)
Impairment (*)	—	—	(350)	(350)
Balance as of December 31, 2019	16,714	56,249	163,511	236,474
Acquisitions	—	—	18,631	18,631
Disposals/write-downs	—	—	(387)	(387)
Reclassification	—	—	(16)	(16)
Impairment (*)	—	—	(1,044)	(1,044)
Balance as of December 31, 2020	16,714	56,249	180,695	253,658

Accumulated Amortization
Balance as of January 1, 2019	—	(39,553)	(92,907)	(132,460)
Amortization for the year	—	—	(12,875)	(12,875)
Disposals/write-downs	—	—	316	316
Reclassification	—	—	262	262
Impairment (*)	—	—	—	—
Balance as of December 31, 2019	—	(39,553)	(105,204)	(144,757)
Amortization for the year	—	—	(15,865)	(15,865)
Disposals/write-downs	—	—	660	660
Reclassification	—	—	—	—
Impairment (*)	—	—	415	415
Balance as of December 31, 2020	—	(39,553)	(119,994)	(159,547)

Net balance as of December 31, 2019	16,714	16,696	58,307	91,717
Net balance as of December 31, 2020	16,714	16,696	60,701	94,111

Schedule of commitments for technological developments
	Amount of Commitment
	2019	2020
	MCh$	MCh$
Software and licenses	7,151	3,830

Schedule of goodwill allocated to individual business segments
	2019	2020
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714